FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Measurements Disclosure [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
Accounting principles generally accepted in the United States define fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Additionally, the inputs used to measure fair value are prioritized based on a three-level hierarchy. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Observable inputs other than quoted prices included in Level 1. We value assets and liabilities included in this level using dealer and broker quotations, certain pricing models, bid prices, quoted prices for similar assets and liabilities in active markets, or other inputs that are observable or can be corroborated by observable market data.

•
Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Recurring Fair Value Measurements
In accordance with accounting principles generally accepted in the United States, certain assets and liabilities are required to be recorded at fair value on a recurring basis. For our Company, the only assets and liabilities that are adjusted to fair value on a recurring basis are investments in equity and debt securities classified as trading or available-for-sale and derivative financial instruments. Additionally, the Company adjusts the carrying value of long-term debt as a result of the Company's fair value hedging strategy.
Investments in Trading and Available-for-Sale Securities
The fair values of our investments in trading and available-for-sale securities using quoted market prices from daily exchange traded markets are based on the closing price as of the balance sheet date and are classified as Level 1. The fair values of our investments in trading and available-for-sale securities classified as Level 2 are priced using quoted market prices for similar instruments or nonbinding market prices that are corroborated by observable market data. Inputs into these valuation techniques include actual trade data, benchmark yields, broker/dealer quotes and other similar data. These inputs are obtained from quoted market prices, independent pricing vendors or other sources.
Derivative Financial Instruments
The fair values of our futures contracts are primarily determined using quoted contract prices on futures exchange markets. The fair values of these instruments are based on the closing contract price as of the balance sheet date and are classified as Level 1.
The fair values of our derivative instruments other than futures are determined using standard valuation models. The significant inputs used in these models are readily available in public markets, or can be derived from observable market transactions, and therefore have been classified as Level 2. Inputs used in these standard valuation models for derivative instruments other than futures include the applicable exchange rates, forward rates, interest rates and discount rates. The standard valuation model for options also uses implied volatility as an additional input. The discount rates are based on the historical U.S. Deposit or U.S. Treasury rates, and the implied volatility specific to options is based on quoted rates from financial institutions.
Included in the fair value of derivative instruments is an adjustment for nonperformance risk. The adjustment is based on current credit default swap ("CDS") rates applied to each contract, by counterparty. We use our counterparty's CDS rate when we are in an asset position and our own CDS rate when we are in a liability position. The adjustment for nonperformance risk did not have a significant impact on the estimated fair value of our derivative instruments.
The following tables summarize those assets and liabilities measured at fair value on a recurring basis (in millions):

	December 31, 2012
	Level 1	Level 2	Level 3		Netting Adjustment[1]	Fair Value Measurements
Assets:
Trading securities	$146	$116	$4		$—	$266
Available-for-sale securities	1,390	3,068	135	[2]	—	4,593
Derivatives[3]	47	583	—		(116)	514
Total assets	$1,583	$3,767	$139		$(116)	$5,373
Liabilities:
Derivatives[3]	$35	$98	$—		$(121)	$12
Total liabilities	$35	$98	$—		$(121)	$12

[1]
Amounts represent the impact of legally enforceable master netting agreements that allow the Company to settle positive and negative positions and also cash collateral held or placed with the same counterparties. Refer to Note 5.

[2]	Primarily related to long-term debt securities that mature in 2018.

[3]	Refer to Note 5 for additional information related to the composition of our derivative portfolio.

	December 31, 2011
	Level 1	Level 2	Level 3		Netting Adjustment[1]	Fair Value Measurements
Assets:
Trading securities	$166	$41	$4		$—	$211
Available-for-sale securities	1,071	214	116	[2]	—	1,401
Derivatives[3]	39	467	—		(117)	389
Total assets	$1,276	$722	$120		$(117)	$2,001
Liabilities:
Derivatives[3]	$5	$201	$—		$(121)	$85
Total liabilities	$5	$201	$—		$(121)	$85

[1]
Amounts represent the impact of legally enforceable master netting agreements that allow the Company to settle positive and negative positions and also cash collateral held or placed with the same counterparties. Refer to Note 5.

[2]	Primarily related to long-term debt securities that mature in 2018.

[3]	Refer to Note 5 for additional information related to the composition of our derivative portfolio.
Gross realized and unrealized gains and losses on Level 3 assets and liabilities were not significant for the years ended December 31, 2012 and 2011.
The Company recognizes transfers between levels within the hierarchy as of the beginning of the reporting period. Gross transfers between levels within the hierarchy were not significant for the years ended December 31, 2012 and 2011.
Nonrecurring Fair Value Measurements
In addition to assets and liabilities that are recorded at fair value on a recurring basis, the Company records assets and liabilities at fair value on a nonrecurring basis as required by accounting principles generally accepted in the United States. Generally, assets are recorded at fair value on a nonrecurring basis as a result of impairment charges. Assets measured at fair value on a nonrecurring basis for the years ended December 31, 2012 and 2011, are summarized below (in millions):

	Gains (Losses)
December 31,	2012		2011
Exchange of investment in equity securities	$185	[1]	$418	[5]
Assets held for sale	(108)	[2]	—
Valuation of shares in equity method investee	10	[3]	122	[6]
Cost method investments	(16)	[4]	—
Equity method investments	—		(41)	[7]
Available-for-sale securities	—		(17)	[8]
Inventories	—		(11)	[9]
Cold-drink equipment	—		(1)	[9]
Total	$71		$470

[1]
As a result of the merger of Andina and Polar, the Company recognized a gain of $185 million on the exchange of shares we previously owned in Polar for shares in Andina. This gain primarily represents the difference between the carrying value of the Polar shares we relinquished and the fair value of the Andina shares we received as a result of the transaction. The gain was calculated based on Level 1 inputs. Refer to Note 17.

[2]
The Company and Coca-Cola FEMSA executed a share purchase agreement for the sale of a majority ownership interest in our consolidated Philippine bottling operations. As a result of this agreement, the Company was required to classify our Philippine bottling operations as held for sale in our consolidated balance sheet as of December 31, 2012. We also recognized a loss of $108 million during the year ended December 31, 2012, based on the agreed upon sale price and related transaction costs. The loss was calculated based on Level 3 inputs. Refer to Note 17.

[3]
The Company recognized a gain of $92 million as a result of Coca-Cola FEMSA, an equity method investee, issuing additional shares of its own stock at a per share amount greater than the carrying value of the Company's per share investment. Accordingly, the Company is required to treat this type of transaction as if we sold a proportionate share of our investment in Coca-Cola FEMSA. This gain was partially offset by a loss of $82 million the Company recognized due to the Company acquiring an ownership interest in Mikuni for which we paid a premium over the publicly traded market price. This premium was expensed on the acquisition date. Subsequent to this transaction, the Company accounts for our investment in Mikuni under the equity method of accounting. The gain and loss described above were determined using Level 1 inputs. Refer to Note 17.

[4]
The Company recognized impairment charges of $16 million due to other-than-temporary declines in the fair values of certain cost method investments. These charges were determined using Level 3 inputs. Refer to Note 17.

[5]
As a result of the merger of Arca and Contal, the Company recognized a gain of $418 million on the exchange of the shares we previously owned in Contal for shares in the newly formed entity Arca Contal. The gain represents the difference between the carrying value of the Contal shares we relinquished and the fair value of the Arca Contal shares we received as a result of the transaction. The gain and initial carrying value of our investment were calculated based on Level 1 inputs. Refer to Note 17.

[6]
The Company recognized a net gain of $122 million, primarily as a result of Coca-Cola FEMSA, an equity method investee, issuing additional shares of its own stock at per share amounts greater than the carrying value of the Company's per share investment. Accordingly, the Company is required to treat this type of transaction as if we sold a proportionate share of our investment in Coca-Cola FEMSA. The gains the Company recognized as a result of the previous transactions were partially offset by charges associated with certain of the Company's equity method investments in Japan. The gains and charges were determined using Level 1 inputs. Refer to Note 17.

[7]
The Company recognized impairment charges of $41 million related to an investment in an entity accounted for under the equity method of accounting. Subsequent to the recognition of these impairment charges, the Company's remaining financial exposure related to this entity is not significant. This charge was determined using Level 3 inputs. Refer to Note 17.

[8]
The Company recognized impairment charges of $17 million due to the other-than-temporary decline in the fair values of certain available-for-sale securities. These charges were determined using Level 1 inputs. Refer to Note 17.

[9]
These assets primarily consisted of Company-owned inventory as well as cold-drink equipment that were damaged or lost as a result of the natural disasters in Japan on March 11, 2011. We recorded impairment charges of $11 million and $1 million related to Company-owned inventory and cold-drink equipment, respectively. These charges were determined using Level 3 inputs based on the carrying value of the inventory and cold-drink equipment prior to the disasters. Refer to Note 17.

Fair Value Measurements for Pension and Other Postretirement Benefit Plans
The fair value hierarchy discussed above is not only applicable to assets and liabilities that are included in our consolidated balance sheets, but is also applied to certain other assets that indirectly impact our consolidated financial statements. For example, our Company sponsors and/or contributes to a number of pension and other postretirement benefit plans. Assets contributed by the Company become the property of the individual plans. Even though the Company no longer has control over these assets, we are indirectly impacted by subsequent fair value adjustments to these assets. The actual return on these assets impacts the Company's future net periodic benefit cost, as well as amounts recognized in our consolidated balance sheets. Refer to Note 13. The Company uses the fair value hierarchy to measure the fair value of assets held by our various pension and other postretirement benefit plans.
Pension Plan Assets
The following table summarizes the levels within the fair value hierarchy used to determine the fair value of our pension plan assets for our U.S. and non-U.S. pension plans as of December 31, 2012 and 2011 (in millions):

	December 31, 2012					December 31, 2011
	Level 1	Level 2	Level 3		Total	Level 1	Level 2	Level 3		Total
Cash and cash equivalents	$187	$199	$—		$386	$152	$75	$—		$227
Equity securities:
U.S.-based companies	1,847	20	14		1,881	1,366	15	14		1,395
International-based companies	910	54	—		964	865	82	6		953
Fixed-income securities:
Government bonds	—	562	—		562	—	773	—		773
Corporate bonds and debt securities	—	982	—		982	—	718	—		718
Mutual, pooled and commingled funds	504	1,006	—		1,510	167	557	5		729
Hedge funds/limited partnerships	—	125	400		525	—	140	349		489
Real estate	—	—	257		257	—	—	270		270
Other	—	7	510	[1]	517	—	99	518	[1]	617
Total	$3,448	$2,955	$1,181		$7,584	$2,550	$2,459	$1,162		$6,171

[1]	Includes $510 million and $514 million of purchased annuity contracts as of December 31, 2012 and 2011, respectively.
The following table provides a reconciliation of the beginning and ending balance of Level 3 assets for our U.S. and non-U.S. pension plans for the years ended December 31, 2012 and 2011 (in millions):

	Hedge Funds/Limited Partnerships	Real Estate	Equity Securities	Mutual, Pooled and Commingled Funds	Other		Total
2011
Balance at beginning of year	$317	$242	$15	$20	$303		$897
Actual return on plan assets:
Related to assets still held at the reporting date	9	35	4	(5)	61		104
Related to assets sold during the year	(3)	(5)	—	6	—		(2)
Purchases, sales and settlements — net	26	(2)	(1)	(16)	146		153
Transfers in or out of Level 3 — net	1	—	2	—	2		5
Foreign currency translation	(1)	—	—	—	6		5
Balance at end of year	$349	$270	$20	$5	$518	[1]	$1,162
2012
Balance at beginning of year	$349	$270	$20	$5	$518		$1,162
Actual return on plan assets:
Related to assets still held at the reporting date	(8)	13	—	—	1		6
Related to assets sold during the year	24	3	—	—	—		27
Purchases, sales and settlements — net	35	(27)	—	(5)	(2)		1
Transfers in or out of Level 3 — net	—	(2)	(6)	—	(4)		(12)
Foreign currency translation	—	—	—	—	(3)		(3)
Balance at end of year	$400	$257	$14	$—	$510	[1]	$1,181

[1]	Includes $510 million and $514 million of purchased annuity contracts as of December 31, 2012 and 2011, respectively.
Other Postretirement Benefit Plan Assets
The following table summarizes the levels within the fair value hierarchy used to determine the fair value of our other postretirement benefit plan assets as of December 31, 2012 and 2011 (in millions):

	December 31, 2012				December 31, 2011
	Level 1	Level 2	Level 3 [1]	Total	Level 1	Level 2	Level 3 [1]	Total
Cash and cash equivalents	$1	$12	$—	$13	$—	$86	$—	$86
Equity securities:
U.S.-based companies	81	—	—	81	70	—	—	70
International-based companies	4	—	—	4	13	—	—	13
Fixed-income securities:
Government bonds	75	3	—	78	—	2	—	2
Corporate bonds and debt securities	—	5	—	5	—	6	—	6
Mutual, pooled and commingled funds	11	5	—	16	—	3	—	3
Hedge funds/limited partnerships	—	1	2	3	—	—	2	2
Real estate	—	—	2	2	—	—	2	2
Other	—	—	—	—	—	1	—	1
Total	$172	$26	$4	$202	$83	$98	$4	$185

[1]	Level 3 assets are not a significant portion of other postretirement benefit plan assets.
Other Fair Value Disclosures
The carrying amounts of cash and cash equivalents; short-term investments; receivables; accounts payable and accrued expenses; and loans and notes payable approximate their fair values because of the relatively short-term maturities of these financial instruments.
The fair value of our long-term debt is estimated using Level 2 inputs based on quoted prices for those instruments. Where quoted prices are not available, fair value is estimated using discounted cash flows and market-based expectations for interest rates, credit risk and the contractual terms of the debt instruments. As of December 31, 2012, the carrying amount and fair value of our long-term debt, including the current portion, were $16,313 million and $17,157 million, respectively. As of December 31, 2011, the carrying amount and fair value of our long-term debt, including the current portion, were $15,697 million and $16,360 million, respectively.